Property and Equipment, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and Equipment, Net
Property and equipment, gross	¥ 4,121,541,000		¥ 3,694,639,000
Less: accumulated depreciation	(3,426,436,000)		(3,105,412,000)
Net book value	695,105,000		589,227,000		$ 99,399
Depreciation expenses	480,900,000	$ 68,775	554,335,000	¥ 727,193,000
Impairment recognized	0		0	¥ 0
Servers and computers
Property and Equipment, Net
Property and equipment, gross	3,849,135,000		3,406,915,000
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	218,490,000		222,925,000
Others
Property and Equipment, Net
Property and equipment, gross	¥ 53,916,000		¥ 64,799,000